Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising remuneration related to multi-annual variable objectives, Directors (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Number of years of compensation subject to conditions of continued service	3 years
Deferred variable compensation plan linked to multiannual objectives | Chairman and CEO
Disclosure of transactions between related parties [line items]
Variable subject to Long-term objectives in cash	€ 1,890
Variable subject to Long-term objectives in shares	1,504
Variable subject to Long-term objectives in RSUs	386
Total	3,780	€ 3,564
Deferred variable compensation plan linked to multiannual objectives | Chairman and CEO | Ana Botín
Disclosure of transactions between related parties [line items]
Variable subject to Long-term objectives in cash	1,121
Variable subject to Long-term objectives in shares	911
Variable subject to Long-term objectives in RSUs	210
Total	2,243	2,128
Deferred variable compensation plan linked to multiannual objectives | Chairman and CEO | Hector Grisi
Disclosure of transactions between related parties [line items]
Variable subject to Long-term objectives in cash	769
Variable subject to Long-term objectives in shares	592
Variable subject to Long-term objectives in RSUs	176
Total	1,537	0
Deferred variable compensation plan linked to multiannual objectives | Chairman and CEO | Jose Antonio Alvarez
Disclosure of transactions between related parties [line items]
Variable subject to Long-term objectives in cash	0
Variable subject to Long-term objectives in shares	0
Variable subject to Long-term objectives in RSUs	0
Total	€ 0	€ 1,436